Disaggregation of revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 102,368	$ 81,860	[1]
Products transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	78,769	52,749
Products and services transferred over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	23,599	29,111
Bus
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	29,265	24,917
Truck
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	10,961	11,472
Rail
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	19,100	5,106
Marine
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	7,331	2,184
HD Mobility subtotal
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	66,657	43,679
Stationary
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	21,707	18,872
Emerging Markets and Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	14,004	19,309
China
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	11,980	9,127
Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	48,958	38,444
North America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	37,736	28,572
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 3,694	$ 5,717

[1]	Comparative information has been restated due to a discontinued operation (note 7).